Prepayment and Other Assets, Net - Schedule of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepayments and Other Assets [Abstract]
Security deposit		¥ 2,515	$ 358	¥ 2,660
Prepaid advertising and promotion expenses	[1]	9,091	1,300
Prepaid financial consulting expenses	[1]	13,986	2,000
Prepaid legal expenses		315	45
Technology transfer license fee		7,000	1,001	18,100
Others		26	5	1,485
Prepayments and other assets		32,933	4,709	22,245
Less: other receivable- a related party				(738)
Less: long-term prepayments		(7,014)	(1,003)	(18,698)
Less: allowance for credit losses		(252)	(36)	(183)	$ (26)	¥ (223)
Prepayments and other current assets, net		¥ 25,667	$ 3,670	¥ 2,626

[1]	As the business was not carried out, these prepaid expenses were fully refunded on April 24, 2026.